Property and Equipment and Investment Properties - Summary of Property and Equipment (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [abstract]
Carrying amount		₩ 5,390,015	₩ 4,945,699
Beginning(PPE)		4,945,699	4,991,467
Acquisition		1,586,247	901,363
Transfers	[1]	(23,197)	(30,918)
Disposal		(560,689)	(243,369)
Disposal and Others		560,689	243,369
Depreciation	[2]	(620,686)	(582,940)
Business combination			11,142
Depreciation Recognised In Profit Or Loss		65,452	62,098
Others		62,641	(101,046)
Ending(PPE)		5,390,015	4,945,699
Acquisition cost
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [abstract]
Carrying amount		10,515,863	9,637,484
Beginning(PPE)		9,637,484
Ending(PPE)		10,515,863	9,637,484
Accumulated amortization
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [abstract]
Carrying amount		(5,119,126)	(4,686,034)
Beginning(PPE)		(4,686,034)
Ending(PPE)		(5,119,126)	(4,686,034)
Accumulated impairment losses
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [abstract]
Carrying amount		(6,722)	(5,751)
Beginning(PPE)		(5,751)	(5,751)
Impairment		(971)	0
Reversal		0	0
Disposal		0	0
Disposal and Others		0	0
Ending(PPE)		(6,722)	(5,751)
Land
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [abstract]
Carrying amount		2,471,255	2,442,182
Beginning(PPE)		2,442,182	2,416,726
Acquisition		66	51,324
Transfers	[1]	15,892	3,501
Disposal		(806)	(2,074)
Disposal and Others		806	2,074
Depreciation	[2]	0	0
Business combination			6,585
Others		13,921	(33,880)
Ending(PPE)		2,471,255	2,442,182
Land | Acquisition cost
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [abstract]
Carrying amount		2,471,259	2,442,186
Beginning(PPE)		2,442,186
Ending(PPE)		2,471,259	2,442,186
Land | Accumulated amortization
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [abstract]
Carrying amount		0	0
Beginning(PPE)		0
Ending(PPE)		0	0
Land | Accumulated impairment losses
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [abstract]
Carrying amount		(4)	(4)
Beginning(PPE)		(4)
Ending(PPE)		(4)	(4)
Buildings
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [abstract]
Carrying amount		1,512,342	1,543,808
Beginning(PPE)		1,543,808	1,581,433
Acquisition		6,229	28,344
Transfers	[1]	31,602	22,976
Disposal		(3,498)	(543)
Disposal and Others		3,498	543
Depreciation	[2]	(68,707)	(66,062)
Business combination			677
Others		2,908	(23,017)
Ending(PPE)		1,512,342	1,543,808
Buildings | Acquisition cost
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [abstract]
Carrying amount		2,481,041	2,449,394
Beginning(PPE)		2,449,394
Ending(PPE)		2,481,041	2,449,394
Buildings | Accumulated amortization
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [abstract]
Carrying amount		(962,953)	(899,839)
Beginning(PPE)		(899,839)
Ending(PPE)		(962,953)	(899,839)
Buildings | Accumulated impairment losses
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [abstract]
Carrying amount		(5,746)	(5,747)
Beginning(PPE)		(5,747)
Ending(PPE)		(5,746)	(5,747)
Leasehold improvements
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [abstract]
Carrying amount		82,282	76,030
Beginning(PPE)		76,030	76,384
Acquisition		17,211	8,390
Transfers	[1]	39,857	41,522
Disposal		(710)	(170)
Disposal and Others		710	170
Depreciation	[2]	(51,790)	(52,555)
Business combination			2
Others		1,684	2,457
Ending(PPE)		82,282	76,030
Leasehold improvements | Acquisition cost
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [abstract]
Carrying amount		1,107,922	1,052,550
Beginning(PPE)		1,052,550
Ending(PPE)		1,107,922	1,052,550
Leasehold improvements | Accumulated amortization
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [abstract]
Carrying amount		(1,025,640)	(976,520)
Beginning(PPE)		(976,520)
Ending(PPE)		(1,025,640)	(976,520)
Leasehold improvements | Accumulated impairment losses
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [abstract]
Carrying amount		0	0
Beginning(PPE)		0
Ending(PPE)		0	0
Equipment and vehicles
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [abstract]
Carrying amount		298,530	252,992
Beginning(PPE)		252,992	304,338
Acquisition		153,309	113,823
Transfers	[1]	16,972	(14)
Disposal		(1,933)	(1,217)
Disposal and Others		1,933	1,217
Depreciation	[2]	(139,788)	(164,724)
Business combination			3,206
Others		16,978	(2,420)
Ending(PPE)		298,530	252,992
Equipment and vehicles | Acquisition cost
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [abstract]
Carrying amount		2,148,574	2,027,842
Beginning(PPE)		2,027,842
Ending(PPE)		2,148,574	2,027,842
Equipment and vehicles | Accumulated amortization
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [abstract]
Carrying amount		(1,850,044)	(1,774,850)
Beginning(PPE)		(1,774,850)
Ending(PPE)		(1,850,044)	(1,774,850)
Equipment and vehicles | Accumulated impairment losses
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [abstract]
Carrying amount		0	0
Beginning(PPE)		0
Ending(PPE)		0	0
Construction in progress
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [abstract]
Carrying amount		65,941	56,971
Beginning(PPE)		56,971	28,045
Acquisition		124,419	143,439
Transfers	[1]	(114,761)	(89,168)
Disposal		(1,402)	0
Disposal and Others		1,402	0
Depreciation	[2]	0	0
Business combination			0
Others		714	(25,345)
Ending(PPE)		65,941	56,971
Construction in progress | Acquisition cost
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [abstract]
Carrying amount		65,941	56,971
Beginning(PPE)		56,971
Ending(PPE)		65,941	56,971
Construction in progress | Accumulated amortization
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [abstract]
Carrying amount		0	0
Beginning(PPE)		0
Ending(PPE)		0	0
Construction in progress | Accumulated impairment losses
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [abstract]
Carrying amount		0	0
Beginning(PPE)		0
Ending(PPE)		0	0
Right-of-use assets
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [abstract]
Carrying amount		959,665	573,716
Beginning(PPE)		573,716	584,541
Acquisition		1,285,013	556,043
Transfers	[1]	(12,759)	(9,735)
Disposal		(552,340)	(239,365)
Disposal and Others		552,340	239,365
Depreciation	[2]	(360,401)	(299,599)
Business combination			672
Others		26,436	(18,841)
Ending(PPE)		959,665	573,716
Right-of-use assets | Acquisition cost
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [abstract]
Carrying amount		2,241,126	1,608,541
Beginning(PPE)		1,608,541
Ending(PPE)		2,241,126	1,608,541
Right-of-use assets | Accumulated amortization
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [abstract]
Carrying amount		(1,280,489)	(1,034,825)
Beginning(PPE)		(1,034,825)
Ending(PPE)		(1,280,489)	(1,034,825)
Right-of-use assets | Accumulated impairment losses
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [abstract]
Carrying amount		(972)	0
Beginning(PPE)		0
Ending(PPE)		₩ (972)	₩ 0

[1]	Includes transfers with investment properties and assets held for sale.
[2]	Includes depreciation expenses amounting to ￦62,098 million and ￦65,452 million recorded as insurance service expenses, other operating expenses and others for the years ended December 31, 2023 and 2024, respectively.